Related Party Transactions - Narrative (Details)	1 Months Ended						12 Months Ended
	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Deposits to vessel purchase prepayments							$ 125,800,000		$ 0
Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs							2,674,000		1,902,000	$ 3,007,000
Revolving credit facility
Related Party Transaction [Line Items]
Line of credit cancelled											$ 270,000,000	$ 270,000,000
Geveran | Shipbuilding
Related Party Transaction [Line Items]
Related party transactions, costs	$ 130,700,000	$ 130,500,000	$ 130,600,000	$ 130,300,000	$ 145,200,000	$ 145,100,000
Geveran | Prepayment to Geveran | Flex Amber | Vessels and equipment
Related Party Transaction [Line Items]
Deposits to vessel purchase prepayments				$ 17,800,000
Delivery postponement				3 months
Geveran | Prepayment to Geveran | Flex Aurora | Vessels and equipment
Related Party Transaction [Line Items]
Deposits to vessel purchase prepayments				$ 17,800,000
Delivery postponement				1 month
Frontline Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs							154,000		336,000	469,000
Frontline Management AS | General management agreements
Related Party Transaction [Line Items]
Related party transactions, costs							300,000		1,000,000.0
Seatankers Management Co. Ltd | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs							312,000		548,000	616,000
Seatankers Management Co. Ltd | Advisory and support services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs							300,000		500,000
Flex LNG Fleet Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs							1,795,000		223,000	$ 0
Flex LNG Fleet Management AS | Technical management and support services
Related Party Transaction [Line Items]
Annual fee							272,500
Flex LNG Fleet Management AS | Technical management and support services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs							1,800,000		$ 200,000
Flex LNG Fleet Management AS | Consultancy services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs							$ 200,000
Related party transaction, maximum annual consulting fee | SFr								SFr 437,995